Rule 497(e)
Registration No. 002-30447
1940 Act File No. 811-01728

SUPPLEMENT DATED MARCH 22, 2022
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2021
OF

Nicholas Fund, Inc.

THIS SUPPLEMENT UPDATES THE STATEMENT OF ADDITIONAL INFORMATION.
PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE STATEMENT OF ADDITIONAL INFOMARTION FOR FUTURE REFERENCE.

At a meeting of the shareholders of Nicholas Fund, Inc. held on March 11, 2022, Ms. Julie M. Van Cleave was elected to the Fund’s Board of Directors. Mr. David L. Johnson retired effective December 31, 2021. Accordingly, all references to Mr. Johnson in the Statement of Additional Information are deleted and should be disregarded in their entirety.

1. On page 8, in the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGERS OF THE FUND” the following entry for Ms. Van Cleave has been added.

     Ms. Julie Van Cleave has extensive business experience, including board service and experience related to financial matters, investment management and risk management.

2. On page 8, in the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGERS OF THE FUND” the sixth paragraph is replaced in its entirety with the following:

     The Board is comprised of three Independent Directors, i.e., directors who are not "interested persons" as defined in the 1940 Act, and one interested director. Information for the Independent Directors is set forth separately from information for the Interested Director below. The chairman of the Board, John A. Hauser, is an independent director. The role of the chairman includes, among other things, coordinating communications with management and other service providers and assisting with administration of Board operations. The Board's oversight function involves supervision of the Adviser and the Fund's operations and its compliance program, with particular focus on risk management, through periodic Board reporting. The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from the Fund's Chief Compliance Officer at each regular Board meeting and regularly receiving reports regarding significant compliance risks. The Board plays a key role overseeing the Fund's financial reporting and valuation risks.

3. On page 10, in the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGERS OF THE FUND” the following entry has been added.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years

DISINTERESTED
DIRECTORS
Julie M. Van Cleave, 62	Director	(1), Since	Private Investor, July	4	None
		February	2020 to present. Chief
		2022	Investment Officer,
University of Wisconsin
Foundation, July 2013 to
June 2020.